Capital Trust Securities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Capital Trust Securities

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
				Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield	At the option of the issuer		October 31 2020	October 31 2019
TD CaTS IV Notes issued by Trust IV
TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000%[1]	June 30, 2014	[2]	450	450

TD Capital Trust IV Notes – Series 3	750	June 30, Dec. 31	6.631%[3]	Dec. 31, 2014	[2]	750	750
	1,200					$1,200	$1,200

[1]

From and including January 26, 2009, to but excluding June 30, 2039. Starting on June 30, 2039, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 9.735%.

[2]

On or after the redemption date, Trust IV may, with regulatory approval, redeem the TD CaTS IV – 2 or TD CaTS IV – 3, respectively, in whole or in part, without the consent of the holders. On February 27, 2020, the Bank announced that, subject to regulatory approval, it expects to exercise a regulatory event redemption right in its fiscal 2022 year in respect of the TD CaTS IV – 2 outstanding at that time, meaning that this redemption right could occur as early as November 1, 2021. The Bank’s expectations regarding this redemption are based on a number of factors and assumptions, including the Bank’s current and expected future capital position and market conditions, which are subject to change and may result in a change in the Bank’s expectations regarding the redemption.

[3]

From and including September 15, 2009, to but excluding June 30, 2021. Starting on June 30, 2021, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 4.0%.